Information Provided In Connection With Outstanding Debt Of Subsidiaries (Condensed Consolidating Statement Of Cash Flows) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash flows from operating activities	$ (17.7)		$ (3.1)		$ 301.8
Proceeds from sales of investments	1,370.8		1,893.4		1,339.8
Proceeds from maturities and mandatory calls of investments	450.9		539.3		439.0
Purchases of investments	(1,794.9)		(2,270.8)		(2,057.2)
Change in short-term investments and foreign regulatory deposits	68.3		42.1		51.6
Settlements of foreign currency exchange forward contracts	7.7		0		0
Issuance of intercompany note	0
Other, net	(2.5)		(20.1)		(14.0)
Cash provided (used) by investing activities	100.3		183.9		(240.8)
Borrowings under intercompany note	0		0
Activity under revolving credit facility, net	0		0		(50.9)
Activity under stock incentive plans	1.1		4.3		3.1
Repurchase of Company's common shares	(49.5)		(105.2)		0
Excess tax expense from share-based payment arrangements	(0.1)		(0.3)		(0.3)
Payment of cash dividend to common shareholders	(13.1)		(14.2)		0
Cash used by financing activities	(61.6)		(115.4)		(48.1)
Effect of exchange rate changes on cash	(3.6)		0		0
Change in cash	17.4		65.4		12.9
Cash, beginning of period	83.5		18.1		5.2
Cash, end of period	100.9		83.5		18.1
Argo Group International Holdings, Ltd (Parent Guarantor) [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash flows from operating activities	71.6		(11.2)		(2.5)
Proceeds from sales of investments	0		0		0
Proceeds from maturities and mandatory calls of investments	0		0		0
Purchases of investments	0		0		0
Change in short-term investments and foreign regulatory deposits	0		1.8		(0.2)
Settlements of foreign currency exchange forward contracts	1.3
Issuance of intercompany note	0
Other, net	(0.3)		(0.1)		(0.8)
Cash provided (used) by investing activities	1.0		1.7		(1.0)
Borrowings under intercompany note	(60.6)		36.8
Activity under revolving credit facility, net					0
Activity under stock incentive plans	1.1		4.4		3.1
Repurchase of Company's common shares	0		(17.5)
Excess tax expense from share-based payment arrangements	0		0		0
Payment of cash dividend to common shareholders	(13.1)		(14.2)		0
Cash used by financing activities	(72.6)		9.5		3.1
Effect of exchange rate changes on cash	0				0
Change in cash	0		0		(0.4)
Cash, beginning of period	0		0		0.4
Cash, end of period	0		0		0
Argo Group US, Inc. And Subsidiaries (Subsidiary Issuer) [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash flows from operating activities	27.6		(9.7)		117.1
Proceeds from sales of investments	869.3		1,150.6		890.9
Proceeds from maturities and mandatory calls of investments	275.0		332.3		323.8
Purchases of investments	(1,123.5)		(1,314.5)		(1,219.1)
Change in short-term investments and foreign regulatory deposits	61.9		(2.6)		15.0
Settlements of foreign currency exchange forward contracts	0
Issuance of intercompany note	(23.5)
Other, net	(13.7)		(14.8)		(18.8)
Cash provided (used) by investing activities	45.5		151.0		(8.2)
Borrowings under intercompany note	0		0
Activity under revolving credit facility, net					(50.9)
Activity under stock incentive plans	0		0		0
Repurchase of Company's common shares	(49.5)		(87.7)
Excess tax expense from share-based payment arrangements	(0.1)		(0.3)		(0.3)
Payment of cash dividend to common shareholders	0		(1.3)		(52.6)
Cash used by financing activities	(49.6)		(89.3)		(103.8)
Effect of exchange rate changes on cash	0				0
Change in cash	23.5		52.0		5.1
Cash, beginning of period	61.6		9.6		4.5
Cash, end of period	85.1		61.6		9.6
Other Subsidiaries And Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash flows from operating activities	(156.3)	[1]	(36.5)	[1]	187.2	[1]
Proceeds from sales of investments	501.5	[1]	742.8	[1]	448.9	[1]
Proceeds from maturities and mandatory calls of investments	175.9	[1]	207.0	[1]	115.2	[1]
Purchases of investments	(671.4)	[1]	(956.3)	[1]	(838.1)	[1]
Change in short-term investments and foreign regulatory deposits	6.4	[1]	42.9	[1]	36.8	[1]
Settlements of foreign currency exchange forward contracts	6.4	[1]
Issuance of intercompany note	23.5	[1]
Other, net	11.5	[1]	(5.2)	[1]	5.6	[1]
Cash provided (used) by investing activities	53.8	[1]	31.2	[1]	(231.6)	[1]
Borrowings under intercompany note	0	[1]	0	[1]
Activity under revolving credit facility, net					0	[1]
Activity under stock incentive plans	0	[1]	(0.1)	[1]	0	[1]
Repurchase of Company's common shares	0	[1]	0	[1]
Excess tax expense from share-based payment arrangements	0	[1]	0	[1]	0	[1]
Payment of cash dividend to common shareholders	100.0	[1]	18.8	[1]	52.6	[1]
Cash used by financing activities	100.0	[1]	18.7	[1]	52.6	[1]
Effect of exchange rate changes on cash	(3.6)	[1]			0	[1]
Change in cash	(6.1)	[1]	13.4	[1]	8.2	[1]
Cash, beginning of period	21.9	[1]	8.5	[1]	0.3	[1]
Cash, end of period	15.8	[1]	21.9	[1]	8.5	[1]
Consolidating Adjustments [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash flows from operating activities	39.4	[2]	(54.3)	[2]	0	[2]
Proceeds from sales of investments	0	[2]	0	[2]	0	[2]
Proceeds from maturities and mandatory calls of investments	0	[2]	0	[2]	0	[2]
Purchases of investments	0	[2]	0	[2]	0	[2]
Change in short-term investments and foreign regulatory deposits	0	[2]	0	[2]	0	[2]
Settlements of foreign currency exchange forward contracts	0	[2]
Issuance of intercompany note	0	[2]
Other, net	0	[2]	0	[2]	0	[2]
Cash provided (used) by investing activities	0	[2]	0	[2]	0	[2]
Borrowings under intercompany note	60.6	[2]	(36.8)	[2]
Activity under revolving credit facility, net					0	[2]
Activity under stock incentive plans	0	[2]	0	[2]	0	[2]
Repurchase of Company's common shares	0	[2]	0	[2]
Excess tax expense from share-based payment arrangements	0	[2]	0	[2]	0	[2]
Payment of cash dividend to common shareholders	100.0	[2]	(17.5)	[2]	0	[2]
Cash used by financing activities	(39.4)	[2]	(54.3)	[2]	0	[2]
Effect of exchange rate changes on cash	0	[2]			0	[2]
Change in cash	0	[2]	0	[2]	0	[2]
Cash, beginning of period	0	[2]	0	[2]	0	[2]
Cash, end of period	$ 0	[2]	$ 0	[2]	$ 0	[2]

[1]	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
[2]	Includes all Argo Group parent company eliminations